Equity - Summary of Significant Terms and Conditions of Preferred Shares (Detail)	12 Months Ended
	Oct. 31, 2019 CAD ($) $ / shares	Oct. 31, 2019 USD ($)	Oct. 31, 2019 $ / shares
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.90%	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Feb. 24, 2010	Feb. 24, 2010
Issue Date	Jan. 31, 2005	Jan. 31, 2005
Redemption price | $ / shares	$ 25.00
Series AA non cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.45%	4.45%
Current Dividend per share | $	$ 0.278125
Earliest redemption date	May 24, 2011	May 24, 2011
Issue Date	Apr. 04, 2006	Apr. 04, 2006
Redemption price | $ / shares	$ 25.00
Series AC non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.60%	4.60%
Current Dividend per share | $	$ 0.287500
Earliest redemption date	Nov. 24, 2011	Nov. 24, 2011
Issue Date	Nov. 01, 2006	Nov. 01, 2006
Redemption price | $ / shares	$ 25.00
Series AE non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.50%	4.50%
Current Dividend per share | $	$ 0.281250
Earliest redemption date	Feb. 24, 2012	Feb. 24, 2012
Issue Date	Jan. 19, 2007	Jan. 19, 2007
Redemption price | $ / shares	$ 25.00
Series AF non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.45%	4.45%
Current Dividend per share | $	$ 0.278125
Earliest redemption date	May 24, 2012	May 24, 2012
Issue Date	Mar. 14, 2007	Mar. 14, 2007
Redemption price | $ / shares	$ 25.00
Series AG non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.50%	4.50%
Current Dividend per share | $	$ 0.281250
Earliest redemption date	May 24, 2012	May 24, 2012
Issue Date	Apr. 26, 2007	Apr. 26, 2007
Redemption price | $ / shares	$ 25.00
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.90%	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Nov. 24, 2020	Nov. 24, 2020
Issue Date	Jun. 05, 2015	Jun. 05, 2015
Redemption price | $ / shares	$ 26.00
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.90%	4.90%
Current Dividend per share | $	$ 0.306250
Earliest redemption date	Nov. 24, 2020	Nov. 24, 2020
Issue Date	Jul. 22, 2015	Jul. 22, 2015
Redemption price | $ / shares	$ 26.00
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	5.25%	5.25%
Current Dividend per share | $	$ 0.328125
Earliest redemption date	Feb. 24, 2021	Feb. 24, 2021
Issue Date	Oct. 02, 2015	Oct. 02, 2015
Redemption price | $ / shares	$ 26.00
Series AZ non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	3.70%	3.70%
Premium	2.21%	2.21%
Current Dividend per share | $	$ 0.231250
Earliest redemption date	May 24, 2019	May 24, 2019
Issue Date	Jan. 30, 2014	Jan. 30, 2014
Redemption price | $ / shares	$ 25.00
Series BB non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	3.65%	3.65%
Premium	2.26%	2.26%
Current Dividend per share | $	$ 0.228125
Earliest redemption date	Aug. 24, 2019	Aug. 24, 2019
Issue Date	Jun. 03, 2014	Jun. 03, 2014
Redemption price | $ / shares	$ 25.00
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	3.60%	3.60%
Premium	2.74%	2.74%
Current Dividend per share | $	$ 0.225000
Earliest redemption date	May 24, 2020	May 24, 2020
Issue Date	Jan. 30, 2015	Jan. 30, 2015
Redemption price | $ / shares	$ 25.00
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	3.60%	3.60%
Premium	2.62%	2.62%
Current Dividend per share | $	$ 0.225000
Earliest redemption date	Nov. 24, 2020	Nov. 24, 2020
Issue Date	Mar. 13, 2015	Mar. 13, 2015
Redemption price | $ / shares	$ 25.00
Series BK non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	5.50%	5.50%
Premium	4.53%	4.53%
Current Dividend per share | $	$ 0.343750
Earliest redemption date	May 24, 2021	May 24, 2021
Issue Date	Dec. 16, 2015	Dec. 16, 2015
Redemption price | $ / shares	$ 25.00
Series BM non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	5.50%	5.50%
Premium	4.80%	4.80%
Current Dividend per share | $	$ 0.343750
Earliest redemption date	Aug. 24, 2021	Aug. 24, 2021
Issue Date	Mar. 07, 2016	Mar. 07, 2016
Redemption price | $ / shares	$ 25.00
Series BO non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	4.80%	4.80%
Premium	2.38%	2.38%
Current Dividend per share | $	$ 0.300000
Earliest redemption date	Feb. 24, 2024	Feb. 24, 2024
Issue Date	Nov. 02, 2018	Nov. 02, 2018
Redemption price | $ / shares	$ 25.00
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Initial Period Annual Yield	6.75%	6.75%
Premium	4.052%	4.052%
Current Dividend per share | $		$ 16.875000
Earliest redemption date	Nov. 07, 2023	Nov. 07, 2023
Issue Date	Nov. 02, 2015	Nov. 02, 2015
Redemption price | $ / shares			$ 1,000.00